SEGMENTED REPORTING (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At August 31, 2022	Assets	Liabilities

Canada	$12,037	$1,777
South Africa	41,642	347

	$53,679	$2,124

At August 31, 2021	Assets	Liabilities

Canada	$7,038	$29,625
South Africa	44,161	2,101

	$51,199	$31,726

Comprehensive Loss (Income) for the year ended	August 31, 2022	August 31, 2021

Canada	$13,894	$15,202
South Africa	1,278	(7,037)

	$15,172	$8,165